SUBSEQUENT EVENTS (Details Textual)							1 Months Ended			8 Months Ended	12 Months Ended
	Mar. 10, 2017 USD ($) $ / shares	Mar. 07, 2017 USD ($) ft²	Feb. 10, 2017 USD ($) $ / shares	Feb. 09, 2017 USD ($) ft²	Jan. 10, 2017 USD ($) $ / shares	Mar. 14, 2016 USD ($)	Mar. 28, 2017 USD ($)	Mar. 27, 2017 USD ($) ft² shares	Jul. 20, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares									2,437,718
Stock Issued During Period, Value, New Issues									$ 24,377,178	$ 200,000	$ 24,377,178
Payments to Acquire Real Estate										$ 0	$ 32,985,860
Mortgages [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						4.69%
Proceeds from Issuance of First Mortgage Bond						$ 3,986,988
Debt Instrument, Maturity Date						Apr. 01, 2022
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares								4,371,458
Stock Issued During Period, Value, New Issues								$ 43,714,584
Area of Real Estate Property | ft²		107,419		70,960				34,262
Payments to Acquire Real Estate		$ 13,270,000		$ 12,750,000				$ 6,750,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan | shares								51,172
Stock Issued During Period, Value, Dividend Reinvestment Plan								$ 511,723
Dividends Payable, Amount Per Share Per Day | $ / shares	$ 0.00208333		$ 0.00188172		$ 0.00188172
Dividends Payable	$ 161,324		$ 161,324		$ 120,956
Dividends Payable, Date to be Paid	Mar. 10, 2017		Feb. 10, 2017		Jan. 10, 2017
Subsequent Event [Member] | Mortgages [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							4.56%
Proceeds from Issuance of First Mortgage Bond							$ 4,758,000
Debt Instrument, Maturity Date							Apr. 01, 2023